Cover	Jan. 24, 2023	Nov. 18, 2022
Cover [Abstract]
Entity Registrant Name		WESTWOOD HOLDINGS GROUP, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31234
Entity Tax Identification Number		75-2969997
Entity Address, Address Line One		200 Crescent Court, Suite 1200
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		214
Local Phone Number		756-6900
Document Period End Date		Nov. 18, 2022
Document Type		8-K/A
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key		0001165002
Amendment Flag		true
Title of 12(b) Security		Common stock, par value $0.01 per share
Trading Symbol		WHG
Security Exchange Name		NYSE